Taxation	12 Months Ended
Dec. 31, 2018
Taxation
Taxation

11. Taxation

Composition of income tax

The following table presents the composition of income tax expenses for the years ended December 31, 2016, 2017 and 2018:

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Current income tax expense	3,141	8,881	14,909
Withholding income tax expense	—	—	11,079
Deferred income tax expense	—	—	—
Total	3,141	8,881	25,988

a)    Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or its subsidiaries in the Cayman Islands to their shareholders, no withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any withholding tax in Hong Kong.

China

On March 16, 2007, the National People’s Congress of the PRC enacted the Enterprise Income Tax (“EIT”) Law, under which FIEs and domestic companies would be subject to EIT at a uniform rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises”, “Key Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The EIT Law became effective on January 1, 2008.

The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China. Shanghai Hode was qualified as a HNTE in 2017 and Shanghai Bilibili Technology Co., Ltd. was qualified as a HNTE in 2018, respectively. Therefore, they are entitled to a preferential income tax rate at 15% for three years starting from 2017 and 2018, respectively, provided that they continue to qualify as HNTEs during such periods. There was no preferential tax treatment for any other entities of the Group for the years ended December 31, 2017 and 2018. There was no preferential tax treatment for any entities of the Group for the year ended December 31, 2016.

The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2016, 2017 and 2018:

	For the Year Ended December 31,
	2016	2017	2018
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	(9.90)	(13.22)	(3.76)
Tax rate difference from statutory rate in other jurisdictions*	(3.16)	(20.07)	(0.92)
Tax effect of preferential tax treatments	—	3.76	(3.15)
Withholding tax	—	—	(2.05)
Change in valuation allowance	(12.29)	(0.55)	(19.94)
Effective income tax rate	(0.35)	(5.08)	(4.82)

*  It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.

As of December 31, 2018, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2019	22,182
Loss expiring in 2020	54,598
Loss expiring in 2021	100,163
Loss expiring in 2022	143,374
Loss expiring in 2023	625,608
Total	945,925

b)    Sales tax

The Group’s subsidiaries and VIEs incorporated in China are subject to 6% value added tax (“VAT”) for services rendered and 16% or 17% VAT for goods sold.

c)    Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2017 and 2018:

	December 31,	December 31,
	2017	2018
	RMB in thousands
Deferred tax assets:
Deferred revenue, primarily for games	37,981	90,311
Accrued expenses and other payables	24,423	25,984
Advertising expenses in excess of deduction limit	6,378	312
Net operating tax loss carry forwards	88,100	176,439
Others	382	909
Total deferred tax assets	157,264	293,955
Less: valuation allowance	(157,264)	(293,955)
Net deferred tax assets	—	—

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more-likely-than-not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

		Re-measurement due to		Expiration of loss carry
	Balance at	applicable preferential		forward and impact of disposal	Balance at
	January 1	tax rate for HNTE	Addition	of subsidiaries	December 31
	RMB in thousands
2016	(72,242)	—	(111,637)	788	(183,091)
2017	(183,091)	23,074	(962)	3,715	(157,264)
2018	(157,264)	22,502	(159,690)	497	(293,955)

d)    Withholding income tax on dividends

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company was incorporated, does not have such tax treaty with China. According to the arrangement between mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

To the extent that subsidiaries and VIEs of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2017 and 2018, the Group did not record any withholding tax on the retained earnings of its subsidiaries and VIEs in the PRC as they were still in accumulated deficit position.